Income Taxes - Reconciliation of effective income tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax [Abstract]
Income before taxes and non-controlling interest	$ 1,238	$ 432
Statutory Canadian income tax rate (percent)	27.00%	27.00%
Income tax expense based on above rates	$ 334	$ 117
Increase (decrease) due to:
Non-deductible expenditures	9	14
Foreign tax rate differences	(15)	(19)
Change in net deferred tax assets not recognized	(90)	35
Effect of other taxes paid (mining and withholding)	80	46
Effect of foreign exchange on tax expense	(64)	71
Change in income tax rates (related to prior years)	0	40
Non-taxable impact of foreign exchange	11	(7)
Changes to opening temporary differences	(9)	8
Impact of inflation	(6)	(5)
Change in non-deductible portion of reclamation liabilities	13	21
Other	(5)	(2)
Income tax expense	$ 258	$ 319
Effective income tax rate (percent)	21.00%	74.00%